Share-based compensation - Disclosure of Movements in the Number of Share Options (Details)	6 Months Ended
	Jun. 30, 2022 shares SFr / shares	Dec. 31, 2021 shares SFr / shares
Personnel Expenses [Abstract]
Number of instruments outstanding (in shares) | shares	1,062,485	962,022
Weighted average exercise price of instruments outstanding in share-based payment arrangement (in CHF per share)	SFr 1.92	SFr 2.35
Number of share options outstanding (in shares) | shares	285,925	318,902
Weighted average exercise price of share options outstanding in share-based payment arrangement (in CHF per share)	SFr 6.87	SFr 6.87
Number of PSUs and RSUs outstanding (in shares) | shares	776,560	643,120
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CHF per share)	SFr 0.10	SFr 0.10
Number of instruments granted (in shares) | shares	321,366
Weighted average exercise price of instruments granted (in CHF per share)	SFr 0.10
Number of share options granted (in shares) | shares	0
Weighted average exercise price of share options granted (in CHF per share)	SFr 0
Number of RSU and PSU granted (in shares) | shares	321,366
Weighted average exercise price (in CHF per shares)	SFr 0.10
Number of instruments forfeited, performance adjustment (in shares) | shares	0
Weighted average exercise price of instruments forfeited, performance adjustment (in CHF per share)	SFr 0.10
Number of share options forfeited, performance adjustment (in shares) | shares	0
Weighted average exercise price of share options forfeited, performance adjustment (in CHF per share)	SFr 0
Weighted average exercise price of PSU and RSU forfeited, performance adjustment (in CHF per share)	SFr 0.10
Number of instruments forfeited (in shares) | shares	(11,228)
Weighted average exercise price of instruments forfeited (in CHF per share)	SFr 0.10
Number of share options forfeited (in shares) | shares	0
Weighted average exercise price of share options forfeited (in CHF per share)	SFr 0
Number of PSU and RSU forfeited (in shares) | shares	(11,228)
Weighted average exercise price of PSU and RSU forfeited (in CHF per share)	SFr 0.10
Number of instruments expired (in shares) | shares	0
Weighted average exercise price of instruments expired (in CHF per share)	SFr 0
Number of share options expired (in shares) | shares	0
Weighted average exercise price of share options expired (in CHF per share)	SFr 0
Number of PSU and RSU expired (in shares) | shares	0
Weighted average exercise price of PSU and RSU expired (in CHF per share)	SFr 0
Number of instruments exercised (in shares) | shares	(209,675)
Weighted average exercise price of instruments exercised (in CHF per share)	SFr 1.18
Number of share options exercised (in shares) | shares	(32,977)
Weighted average exercise price of share options exercised (in CHF per share)	SFr 6.94
Number of PSU and RSU exercised (in shares) | shares	(176,698)
Weighted average exercise price of PSU and RSU exercised (in CHF per share)	SFr 0.10